Warrants (Details) - Graf Acquisition Corp. IV [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares	Dec. 31, 2021 shares
Public Warrants
Warrants
Warrants outstanding | shares	3,432,300	3,432,300	3,432,300
Warrant exercise period condition one	30 days	30 days
Maximum period after business combination in which to file registration statement	20 days	20 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Redemption price per public warrant (in dollars per share)	$ 11.50	$ 11.50
Public Warrants expiration term	5 years	5 years
Share price trigger used to measure dilution of warrant.	$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Threshold trading days for redemption of public warrants | D	20	20
Warrant redemption price adjustment multiple	115	115
Warrant redemption condition minimum share price	$ 18.00	$ 18.00
Warrant exercise price adjustment multiple	180	180
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Warrants
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants | D	20	20
Warrant redemption condition minimum share price	$ 18.00	$ 18.00
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold consecutive trading days for redemption of public warrants | D	30	30
Private Placement Warrants
Warrants
Warrants outstanding | shares		4,721,533	4,721,533